Segments of Operations - Earnings before income taxes by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Earnings before realized gains and income taxes	$ 164	$ 365	$ 361
Realized gains (losses) on securities	365	132	(105)
Earnings before income taxes	529	497	256
Annuity
Segment Reporting Information [Line Items]
Earnings before realized gains and income taxes	170	363	363
Run-off Life
Segment Reporting Information [Line Items]
Earnings before realized gains and income taxes	$ (6)	$ 2	$ (2)